Average Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2055 Fund	May 30, 2024
Fidelity Advisor Freedom 2055 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	19.59%
Past 5 years	11.21%
Since Inception	8.54%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.78%
F1682
Average Annual Return:
Past 1 year	20.11%
Past 5 years	10.95%
Since Inception	8.61%

[1]	A From June 6, 2017 .